Loans Payable (Details) - Schedule of long-term loan and current portion of long-term loan - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Loans Payable (Details) - Schedule of long-term loan and current portion of long-term loan [Line Items]
Loans payable, gross	$ 1,441,897	$ 5,996,927	$ 7,229,153
Current portion of long-term loans payable		4,571,452
Total, net	1,441,897	1,425,475	$ 1,855,294
Agricultural Bank of China [Member]
Loans Payable (Details) - Schedule of long-term loan and current portion of long-term loan [Line Items]
Loans payable, gross		4,571,452
Rushan City Rural Credit Union [Member]
Loans Payable (Details) - Schedule of long-term loan and current portion of long-term loan [Line Items]
Loans payable, gross	1,159,416	1,144,363
Individuals and Entities [Member]
Loans Payable (Details) - Schedule of long-term loan and current portion of long-term loan [Line Items]
Loans payable, gross	$ 282,481	$ 281,112